RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENT AS OF FEBRUARY 8, 2021 (Tables)	3 Months Ended
Mar. 31, 2021
CIK 0001836935 Centricus Acquisition Corp.
Schedule of restatement financial position

	As
	Previously		As
	Reported	Adjustments	Restated
Balance sheet as of February 8, 2021 (audited)
Warrant Liability	$—	20,550,500	20,550,500
Class A Common Stock Subject to Possible Redemption	329,860,430	(20,550,500)	309,309,930
Class A Common Stock	151	206	357
Additional Paid-in Capital	5,003,992	688,328	5,692,320
Accumulated Deficit	(5,000)	(688,534)	(693,534)